Other Income - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jun. 05, 2013 Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") CNY	Dec. 31, 2013 Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") CNY
Other Income Expense [Line Items]
Percentage of equity interest sold							100.00%
Proceeds from disposal of a subsidiary	$ (2)	(15)	4				750
Gain on disposal of a subsidiary			14,332					14,332
Liabilities	53,691	333,135	148,371				15,082
Unrecognized tax benefits	$ 1,573	9,762	7,239	$ 1,167	20,570	25,262	13,374